Fair Value Measurement of Financial Instruments - Schedule of Fair Values of Financial Assets (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Financial assets at FVTPL - listed equity securities [Member] | Level 1 [Member]
Schedule of Fair Values of Financial Assets [Line Items]
Fair value	$ 216,266	$ 23,485
Valuation technique(s) and key inputs	Quoted prices in active market
Financial assets at FVTPL - unlisted equity securities [Member] | Level 2 [Member]
Schedule of Fair Values of Financial Assets [Line Items]
Fair value	$ 1,188	1,191
Valuation technique(s) and key inputs	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie Income Right Investments [Member] | Level 2 [Member]
Schedule of Fair Values of Financial Assets [Line Items]
Fair value		6,463
Valuation technique(s) and key inputs	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie Income Right Investments [Member] | Level 3 [Member]
Schedule of Fair Values of Financial Assets [Line Items]
Fair value	$ 12,065	$ 5,660
Valuation technique(s) and key inputs	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.